Debt - Schedule of Line of Credit (Details)	Mar. 31, 2021 USD ($)
Total	$ 7,778,540
Huaxia Bank [Member]
Total	1,525,204
Qishang Bank [Member]
Total	1,525,204
Bohai Bank [Member]
Total	1,982,765
Bank of China [Member]
Total	$ 2,745,367